Related-Party Transactions and Arrangements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
The following table details amounts incurred and payable to affiliates in connection with the Company's related parties transactions as described above for the three months ended March 31, 2019 and 2018 and as of March 31, 2019 and December 31, 2018 (amounts in thousands):

		Incurred		Payable
		For the Three Months Ended March 31,		March 31, 2019	December 31, 2018
Fee	Entity	2019	2018
Other offering costs reimbursement	Carter Validus Advisors II, LLC and its affiliates	$—	$647	$—	$89
Selling commissions and dealer manager fees	SC Distributors, LLC	—	1,689	—	—
Distribution and servicing fees	SC Distributors, LLC	(52)	374	9,300	10,218
Acquisition fees	Carter Validus Advisors II, LLC and its affiliates	—	1,019	—	32
Asset management fees	Carter Validus Advisors II, LLC and its affiliates	3,494	3,099	1,165	1,182
Property management fees	Carter Validus Real Estate Management Services II, LLC	1,209	1,037	483	420
Operating expense reimbursement	Carter Validus Advisors II, LLC and its affiliates	730	312	224	421
Leasing commission fees	Carter Validus Real Estate Management Services II, LLC	3	—	3	25
Construction management fees	Carter Validus Real Estate Management Services II, LLC	129	111	181	40
Total		$5,513	$8,288	$11,356	$12,427

The following table details amounts incurred and payable to affiliates in connection with the Company's operations-related services and services related to the Offerings as described above for the years ended December 31, 2018, 2017 and 2016 and as of December 31, 2018 and 2017 (amounts in thousands):

		For the Year Ended December 31,			As of December 31,
Fee	Entity	2018	2017	2016	2018	2017
Other offering costs reimbursement	Carter Validus Advisors II, LLC and its affiliates	$2,154	$4,704	$4,428	$89	$167
Selling commissions and dealer manager fees	SC Distributors, LLC	4,836	22,713	24,546	—	—
Distribution and servicing fees	SC Distributors, LLC	368	9,617	6,213	10,218	13,376
Acquisition fees	Carter Validus Advisors II, LLC and its affiliates	4,226	11,936	11,515	32	5
Asset management fees	Carter Validus Advisors II, LLC and its affiliates	13,114	9,963	4,925	1,182	1,017
Property management fees	Carter Validus Real Estate Management Services II, LLC	4,391	3,249	1,473	420	463
Operating expense reimbursement	Carter Validus Advisors II, LLC and its affiliates	1,804	1,543	1,257	421	182
Leasing commission fees	Carter Validus Real Estate Management Services II, LLC	497	907	—	25	—
Construction management fees	Carter Validus Real Estate Management Services II, LLC	243	719	754	40	39
Total		$31,633	$65,351	$55,111	$12,427	$15,249